Schedule of Revenue Recognized point in Time and over Time (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 3,390,391	$ 1,896,335	$ 7,288,029	$ 2,635,757
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,550,191	923,750	4,298,366
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,840,200	972,585	2,989,663	2,635,757
Affiliate Marketing Services US [Member]
Disaggregation of Revenue [Line Items]
Total	279,776	61,522	415,450	211,528
Affiliate Marketing Services US [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	224,485		62,250
Affiliate Marketing Services US [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	55,291	61,522	353,200	211,528
Affiliate Marketing Services International [Member]
Disaggregation of Revenue [Line Items]
Total	1,008,275	923,750	3,427,698
Affiliate Marketing Services International [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,008,275	923,750	3,427,698
Affiliate Marketing Services International [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total
Sports Gaming Client Services [Member]
Disaggregation of Revenue [Line Items]
Total	1,065,015	911,063	2,493,685	2,424,229
Sports Gaming Client Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total
Sports Gaming Client Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,065,015	911,063	2,493,685	2,424,229
Sports Hub Gaming Network [Member]
Disaggregation of Revenue [Line Items]
Total	1,037,325		951,196
Sports Hub Gaming Network [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	317,431		808,418
Sports Hub Gaming Network [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 719,894		$ 142,778